Leases - Future Minimum Revenues (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Operating Lease Payments To Be Received	$ 109,257
2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Operating Lease Payments To Be Received	41,943
2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Operating Lease Payments To Be Received	26,591
2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Operating Lease Payments To Be Received	18,638
2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Operating Lease Payments To Be Received	11,058
2025
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Operating Lease Payments To Be Received	11,027
2026 and thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Operating Lease Payments To Be Received	$ 0